Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$98,071,439.67	0.5390318	$83,629,849.56	0.4596562	$14,441,590.11
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$168,361,439.67	0.1159330	$153,919,849.56	0.1059886	$14,441,590.11

Weighted Avg. Coupon (WAC)	5.09%		5.12%
Weighted Avg. Remaining Maturity (WARM)	23.12		22.32
Pool Receivables Balance	$200,121,948.92		$185,493,034.27
Remaining Number of Receivables	28,568		27,602

Adjusted Pool Balance	$198,273,466.05		$183,831,875.94

III. COLLECTIONS

Principal:
Principal Collections	$14,304,373.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$238,745.84
Total Principal Collections	$14,543,119.14

Interest:
Interest Collections	$847,651.35
Late Fees & Other Charges	$51,671.71
Interest on Repurchase Principal	$-
Total Interest Collections	$899,323.06

Collection Account Interest	$1,084.36
Reserve Account Interest	$582.36
Servicer Advances	$-

Total Collections	$15,444,108.92

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,444,108.92
Reserve Account Release	$-
Total Available for Distribution	$15,444,108.92

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$166,768.29		$166,768.29	$166,768.29
Collection Account Interest					$1,084.36
Late Fees & Other Charges					$51,671.71
Total due to Servicer					$219,524.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$66,198.22		$66,198.22

Total Class A interest:		$66,198.22		$66,198.22	$66,198.22

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$15,057,077.76

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$14,441,590.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,441,590.11
Class A Notes Total:		$14,441,590.11		$14,441,590.11
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$14,441,590.11		$14,441,590.11

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					615,487.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,848,482.87
Beginning Period Amount	$1,848,482.87
Current Period Amortization	$187,324.54
Ending Period Required Amount	$1,661,158.33
Ending Period Amount	$1,661,158.33
Next Distribution Date Required Amount	$1,486,627.96

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	15.09%	16.27%	16.27%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.52%	26,917	96.26%	$178,550,177.46
30 - 60 Days	1.94%	536	2.92%	$5,420,337.47
61 - 90 Days	0.45%	125	0.67%	$1,241,176.27
91 + Days	0.09%	24	0.15%	$281,343.07
		27,602		$185,493,034.27
Total
Delinquent Receivables 61 + days past due	0.54%	149	0.82%	$1,522,519.34
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.47%	133	0.74%	$1,489,182.71
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	115	0.62%	$1,343,681.39
Three-Month Average Delinquency Ratio	0.46%		0.73%

Repossession in Current Period		23		$282,532.32
Repossession Inventory		51		$175,999.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$324,541.35
Recoveries				$(238,745.84)
Net Charge-offs for Current Period				$85,795.51

Beginning Pool Balance for Current Period				$200,121,948.92

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				-0.94%
Net Loss Ratio for 2nd Preceding Collection Period				0.27%
Three-Month Average Net Loss Ratio for Current Period				-0.05%

Cumulative Net Losses for All Periods				$12,566,087.10
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$1,230,728.69
Number of Extensions				114